Private Placement Warrants and Working Capital Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Private Placement Warrants and Working Capital Warrants

14. Private Placement Warrants and Working Capital Warrants

In connection with the Business Combination, the Company assumed 131,343 Private Placement Warrants issued upon AMCI’s initial public offering. In addition, upon the closing of the Business Combination, the working capital loan provided by AMCI’s Sponsor to AMCI was converted into 13,333 Working Capital Warrants, which were also assumed. The terms of the Working Capital Warrants are the same as those of the Private Placement Warrants.

As of June 30, 2025 and December 31, 2024, the Company had an aggregate of 65,671 Private Placement Warrants and Working Capital Warrants outstanding. Each Private Placement Warrant and Working Capital Warrant entitles the registered holder to purchase one share of Common Stock at a price of $345.00 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The Public Warrants expire five years after the closing of the Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that the Private Placement Warrants and Working Capital Warrants and the common stock issuable upon the exercise of those warrants were not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants are exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If those warrants are held by someone other than the initial purchasers or their permitted transferees, they will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of June 30, 2025, an aggregate of 65,671 Private Placement Warrants and Working Capital Warrants are held by its initial purchasers.

According to the provisions of the Private Placement Warrants and Working Capital Warrants warrant agreements, the exercise price and number of shares of common stock issuable upon exercise of those warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. Private Placement Warrants and Working Capital Warrants are classified as liabilities in accordance with the Company’s evaluation of the provisions of ASC 815-40-15, which provides that a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant with a fixed exercise price and fixed number of underlying shares.

14. Private Placement Warrants and Working Capital Warrants

In connection with the Business Combination, the Company assumed 131,343 Private Placement Warrants issued upon AMCI’s initial public offering. In addition, upon the closing of the Business Combination, the working capital loan provided by AMCI’s Sponsor to AMCI was converted into 13,333 Working Capital Warrants, which were also assumed. The terms of the Working Capital Warrants are the same as those of the Private Placement Warrants.

As of December 31, 2024 and 2023, the Company had an aggregate of 65,671 Private Placement Warrants and Working Capital Warrants outstanding, respectively. Each Private Placement Warrant and Working Capital Warrant entitles the registered holder to purchase one share of Common Stock at a price of $345.00 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The Public Warrants expire five years after the closing of the Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that the Private Placement Warrants and Working Capital Warrants and the common stock issuable upon the exercise of those warrants were not transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants are exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If those warrants are held by someone other than the initial purchasers or their permitted transferees, they will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of December 31, 2024, an aggregate of 65,671 Private Placement Warrants and Working Capital Warrants are held by its initial purchasers.

According to the provisions of the Private Placement Warrants and Working Capital Warrants warrant agreements, the exercise price and number of shares of common stock issuable upon exercise of those warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. Private Placement Warrants and Working Capital Warrants are classified as liabilities in accordance with the Company’s evaluation of the provisions of ASC 815-40-15, which provides that a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant with a fixed exercise price and fixed number of underlying shares.